Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Independent Directors USD ($)	Dec. 31, 2011 Independent Directors CNY	Dec. 31, 2010 Independent Directors CNY	Dec. 31, 2009 Independent Directors CNY	Dec. 31, 2011 Employees USD ($)	Dec. 31, 2011 Employees CNY	Dec. 31, 2010 Employees CNY
Cash flows from operating activities:
Net income (loss)	$ 6,606,475	41,626,752	1,964,724	(4,199,598)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	3,045,727	19,190,823	27,147,524	33,100,808
Impairment loss on receivables	275,272	1,734,459		18,348,463
(Gain) loss on disposal of intangible assets and fixed assets	26,560	167,349	(4,296,232)	243,455
Loss on disposal of subsidiary			25,419,346
(Gain) loss on disposal of investments under equity method			14,543	(6,291,960)
Non-controlling interests	(743,750)	(4,686,297)	(2,735,255)	(3,715,244)
Loss from equity method investees	517,477	3,260,570	542,122	3,829,961
Compensation expenses to ex-owners				1,411,203
Stock based compensation					40,155	253,013	169,911	221,456	1,194,573	7,526,887	8,052,823
Changes in operating assets and liabilities:
Trade accounts receivable	(7,650,766)	(48,206,710)	(77,767,521)	116,403,846
Costs and estimated earnings in excess of billings on uncompleted contracts	(5,829,087)	(36,728,492)	(26,972,237)	(36,871,193)
Due from related parties	(1,045,550)	(6,587,903)	407,564	1,477,963
Inventories	(60,620)	(381,958)	2,678,684	(498,457)
Pre-contract costs	(86,866)	(547,337)	(12,385,089)	(1,985,384)
Other current assets	1,671,382	10,531,209	(34,021,862)	4,294,739
Deferred tax assets	1,381,396	8,704,040	2,152,005	(8,677,236)
Trade accounts payable	3,135,144	19,754,226	(16,192,000)	(51,042,923)
Billings in excess of costs and estimated earnings on uncompleted contracts	2,431,333	15,319,587	8,184,892	4,052,173
Employee and payroll accruals	190,890	1,202,777	15,017,488	(8,910,863)
Income taxes payable	(1,345,065)	(8,475,120)	(530,624)	1,840,266
Other current liabilities	84,690	533,631	54,393,397	3,744,120
Due to a related party	1,347,103	8,487,964	4,116,524
Deferred tax liabilities	174,757	1,101,123	54,853	(1,801,721)
Net cash provided by (used in) operating activities	5,361,230	33,780,593	(24,584,420)	64,973,874
Cash flows from investing activities:
Capital expenditure	(4,017,904)	(25,316,412)	(21,438,377)	(35,646,705)
Additional investment in a subsidiary				(1,500,000)
Payment for the purchase of subsidiaries, net of cash acquired	(19,103)	(120,367)	(1,607,196)	(11,117,440)
Investment in equity method investments	(1,944,166)	(12,250,000)	(29,400,000)	(13,746,920)
Advances to investments under equity method	(1,466,013)	(9,237,203)	(5,489,135)	(22,830,589)
Collection of advances to investments under equity method	799,538	5,037,809	670,844	21,222,984
Proceeds from disposal of equipment	32,398	204,139	9,342,164	192,918
Proceeds from disposal of investment under equity method			2,590,909	7,988,321
Proceeds (payment) on disposal of a subsidiary, net of cash disposed	1,825,136	11,500,000	(8,959,768)
Net cash used in investing activities	(4,790,114)	(30,182,034)	(54,290,559)	(55,437,431)
Cash flows from financing activities:
Deemed distribution				(18,281,588)
Proceeds from bank borrowings	19,037,556	119,953,739	101,000,000	208,540,000
Repayments of bank borrowings	(12,855,306)	(81,000,000)	(100,000,000)	(188,540,000)
Repayment of capital leases	(49,919)	(314,535)	(2,282,497)	(2,867,754)
Dividends paid to ex-owners			(3,883,406)	(1,561,017)
Net cash provided by (used in) financing activities	6,132,331	38,639,204	(5,165,903)	(2,710,359)
Net increase (decrease) in cash and cash equivalents	6,703,447	42,237,763	(84,040,882)	6,826,084
Cash and cash equivalents at beginning of year	25,795,721	162,536,258	246,577,140	239,751,056
Effect of exchange rate changes on cash and cash equivalents	4,247	26,749
Cash and cash equivalents at the end of year	32,503,415	204,800,770	162,536,258	246,577,140
Supplemental disclosures of cash flow information:
Interest paid	990,910	6,243,628	4,421,938	2,860,851
Income taxes paid	919,948	5,796,502	3,990,181	1,112,009
Shares issued for exchange of an intangible asset	1,433,509	9,032,400
Supplemental disclosures of non-cash investing activities:
Consideration on disposal of a subsidiary			21,500,000